Risk and sensitivity analysis - Sensitivity to insurance risk (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Risk and sensitivity analysis
Reasonably possible increase in assumption (as a percent)	100000000.00%	100000000.00%
Reasonably possible decrease in assumption (as a percent)	(50000000.00%)	(50000000.00%)
Maintenance expenses
Risk and sensitivity analysis
Reasonably possible increase in assumption (as a percent)	10.00%	10.00%
Lapse rates
Risk and sensitivity analysis
Reasonably possible increase in assumption (as a percent)	10.00%	10.00%
Mortality and morbidity
Risk and sensitivity analysis
Reasonably possible increase in assumption (as a percent)	5.00%	5.00%
Insurance risk | Maintenance expenses
Risk and sensitivity analysis
Net effect on shareholders' equity, Gross of reinsurance from increase in assumption	$ (77)	$ (73)
Net effect on profit after tax attributable to equity holders, Gross of reinsurance from increase in assumption	(77)	(73)
Net effect on shareholders' equity, Net of reinsurance from increase in assumption	(75)	(72)
Net effect on profit after tax attributable to equity holders, net of reinsurance from increase in assumption	(75)	(72)
Net effect on CSM, Gross of reinsurance from increase in assumption	(487)	(422)
Net effect on CSM, Net of reinsurance from increase in assumption	(489)	(424)
Insurance risk | Lapse rates
Risk and sensitivity analysis
Net effect on shareholders' equity, Gross of reinsurance from increase in assumption	(152)	(97)
Net effect on profit after tax attributable to equity holders, Gross of reinsurance from increase in assumption	(152)	(97)
Net effect on shareholders' equity, Net of reinsurance from increase in assumption	(110)	(72)
Net effect on profit after tax attributable to equity holders, net of reinsurance from increase in assumption	(110)	(72)
Net effect on CSM, Gross of reinsurance from increase in assumption	(1,620)	(1,435)
Net effect on CSM, Net of reinsurance from increase in assumption	(1,775)	(1,593)
Insurance risk | Mortality and morbidity
Risk and sensitivity analysis
Net effect on shareholders' equity, Gross of reinsurance from increase in assumption	(115)	(110)
Net effect on profit after tax attributable to equity holders, Gross of reinsurance from increase in assumption	(115)	(110)
Net effect on shareholders' equity, Net of reinsurance from increase in assumption	(105)	(108)
Net effect on profit after tax attributable to equity holders, net of reinsurance from increase in assumption	(105)	(108)
Net effect on CSM, Gross of reinsurance from increase in assumption	(813)	(689)
Net effect on CSM, Net of reinsurance from increase in assumption	$ (341)	$ (269)